KEY MANAGEMENT COMPENSATION	12 Months Ended
Dec. 31, 2025
Disclosure of key management compensation [abstract]
KEY MANAGEMENT COMPENSATION [Text Block]

31. KEY MANAGEMENT COMPENSATION

	Year Ended December 31,
	2025	2024
Salaries, bonuses, fees and benefits
Independent members of the Board of Directors	$736	$567
Other members of key management	7,543	6,128
Share-based payments
Independent members of the Board of Directors	2,294	656
Other members of key management	4,406	4,547
	$14,979	$11,898